UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Hard Assets Fund
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

World Wide Hard Assets Fund
Schedule of Investments
September 30, 2008 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 90.5%
Australia: 1.3%
76,571	Southern Pacific Petroleum NL	$484
5,705,999	Lihir Gold Ltd. † #	11,591,620
		11,592,104

Brazil: 3.4%
501,000	Cia Vale do Rio Doce (ADR)	9,594,150
486,000	Petroleo Brasileiro S.A. (ADR)	21,359,700
		30,953,850

Canada: 9.0%
166,000	Addax Petroleum Corp.	4,506,216
375,500	Agnico-Eagle Mines Ltd. (USD)	20,568,645
96,600	Brazilian Resources, Inc. *	0
96,600	CIC Energy Corp. * R	291,366
36,000	FNX Mining Co., Inc. *	380,888
356,152	Goldcorp, Inc. (USD)	11,265,088
202,000	Killam Properties, Inc.	1,114,156
211,855	Kinross Gold Corp.	3,402,022
874,500	Kinross Gold Corp. (USD)	14,096,940
14,800	Petrolifera Petroleum Ltd. *	47,397
968,900	Petrolifera Petroleum Ltd. * R	3,067,537
234,000	Silver Wheaton Corp. * †	1,907,100
54,400	Suncor Energy, Inc.	2,249,096
249,600	Suncor Energy, Inc. (USD)	10,518,144
219,500	Timberwest Forest Corp.	2,516,237
11,300	Timberwest Forest Corp. R	129,532
236,205	Yamana Gold Inc.	1,942,238
291,048	Yamana Gold Inc. R	2,392,706
		80,395,308

France 1.1%
46,000	Vallourec S.A. #	9,925,786

Kazakhstan: 0.3%
275,650	Eurasian Natural Resources Corp. (GBP) * #	2,510,091

Kuwait: 0.9%
15,559,510	Kuwait Energy Co. KSCC R	8,575,511

Netherlands: 1.2%
213,500	Arcelor Mittal (USD) †	10,542,630

Norway: 2.4%
314,950	Fred Olsen Energy A.S.A.† #	12,160,010
458,498	Seadrill Ltd. † #	9,499,230
		21,659,240

South Africa: 0.3%
14,250,000	Merafe Resources Ltd. * #	2,434,279

United Kingdom: 6.0%
964,000	BHP Billiton PLC. #	21,838,646
533,100	Randgold Resources Ltd. (ADR) †	21,873,093
314,000	Xstrata PLC #	9,785,689
		53,497,428

United States: 64.6%
750,200	Alpha Natural Resources Inc. * ‡	38,582,786
376,600	American Water Works Co. *	8,096,900
485,000	Anadarko Petroleum Corp.	23,527,350
446,200	BPZ Resources Inc. † *	7,674,640
404,500	Cameron International Corp. *	15,589,430
350,000	Devon Energy Corp. ‡	31,920,000
185,000	Diamond Offshore Drilling, Inc.	19,066,100
528,000	Ellora Oil & Gas, Inc. * # R	8,976,000
205,650	Equitable Resources Inc.	7,543,242
375,000	Exterran Holdings, Inc. * †	11,985,000
184,550	Freeport-McMoRan Copper & Gold, Inc. †	10,491,668
642,600	Frontier Oil Corp. †	11,836,692
326,700	Hess Corp.	26,815,536
1,903,000	International Coal Group, Inc. * †	11,874,720
361,575	James River Coal Co. *	7,951,034
104,000	Kaiser Aluminum Corp. †	4,466,800
486,000	McDermott International, Inc. *	12,417,300
241,005	Mercer International, Inc. * †	882,078
141,500	Monsanto Co.	14,005,670
477,944	National Oilwell Varco, Inc. *	24,007,127
496,100	Newfield Exploration Co. *	15,870,239
82,100	Noble Corp.	3,604,190
701,600	NRG Energy, Inc. * †	17,364,600
609,100	Nucor Corp.	24,059,450
323,000	Occidental Petroleum Corp.	22,755,350
409,000	Oceaneering International, Inc. *	21,807,880
946,000	Petrohawk Energy Corp. *	20,461,980
446,600	Range Resources Corp.	19,145,742
350,000	Schlumberger Ltd.	27,331,500
227,805	Transocean, Inc. *	25,022,101
1,231,681	Tyson Foods, Inc.	14,706,271
385,400	Walter Industries, Inc.	18,287,230
334,600	Weatherford International Ltd. *	8,411,844
109,200	Weyerhaeuser Co. †	6,615,336
774,350	XTO Energy, Inc.	36,022,762
		579,176,548
Total Common Stocks
(Cost: $801,646,429)		811,262,775

EXCHANGE TRADED FUNDS: 3.6%
(Cost: $33,240,152)
United States: 3.6%
270,000	StreetTRACKS Gold Trust *				22,968,900
268,000	United States Natural Gas Fund L.P. *				8,927,080
					31,895,980

MONEY MARKET FUND: 5.8%
(Cost: $51,921,921)
	AIM Treasury Portfolio -
51,921,921	Institutional Class				51,921,921

Total Investments Before Collateral
for Securities Loaned: 99.9%
(Cost: $886,808,502)					895,080,676

SHORT TERM INVESTMENT HELD
AS COLLATERAL FOR
SECURITIES LOANED:7.0%
(Cost: $62,370,160)
	State Street Navigator Securities
62,370,160	Lending Prime Portfolio				62,370,160

Total Investments: 106.8%
(Cost: $949,178,662)					957,450,836
Liabilities in excess of other assets: (6.8)%					(61,245,305)
NET ASSETS: 100.0%					$896,205,531

ADR - American Depository Receipt
CAD - Canadian Dollar
GBP - British Pound
USD - United States Dollar

* Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $60,324,884.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $88,721,351, which represents 9.9% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $23,432,652, or 2.6% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $953,742,267 and unrealized
(depreciation) on such investments is:
Gross Unrealized Appreciation					$165,813,007
Gross Unrealized Depreciation					(162,104,438)
Net Unrealized Appreciation					$3,708,569

Restricted securities held by the Fund are as follows:
	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
CIC Energy Corp.	2/8/2007	96,600	$1,224,335	$291,366	0.0%
Ellora Oil & Gas Co. (a)	6/30/2006	528,000	6,336,000	8,976,000	1.0%
Kuwait Energy Co. KSCC (a)	8/6/2008	15,559,510	11,764,893	8,575,511	0.9%
Petrolifera Petroleum Ltd.	3/7/2005	722,400	962,197	2,287,118	0.3%
Petrolifera Petroleum Ltd.	5/2/2007	246,500	665,886	780,419	0.1%
Timberwest Forest Corp.	12/9/1999	11,300	90,651	129,532	0.0%
Yamana Gold Inc.	5/29/2008	291,048	582,096	2,392,706	0.3%
(a) - Illiquid security			$21,626,058	$23,432,652	2.6%

Summary of Investments by Industry				% of
Excluding Collateral for Securities Loaned				Investments	Value
Basic industry				1.4%	$12,417,300
capital goods				1.3	11,985,000
Chemicals				2.1	18,472,470
Consumer Goods				1.6	14,706,271
Energy				57.8	517,762,896
Industrial Metals				11.3	101,563,277
Paper And Forest				1.1	10,143,183
Precious Metals				10.0	89,039,452
Real Estate				2.2	19,401,386
Services				0.9	7,674,640
Utilities				0.9	8,096,900
Total Common Stocks				90.6	811,262,775
Exchange Traded Funds				3.6	31,895,980
Money Market Fund				5.8	51,921,921
				100.0%	$895,080,676

See Note to Schedule of Investments

Worldwide Hard Assets Fund
Note to Schedule of Investments
September 30, 2008 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund's pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) – In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value  the Fund’s net assets as of quarter end are as follows:

Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Market Value of Investments
$851,177,974	$88,721,351	17,551,511	$957,450,836

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Hard Assets Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Hard Assets Fund

Date: November 28, 2008

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund

Date: November 28, 2008